Restructuring - Summary of Restructuring Related Liability and Restructuring Costs Activity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 18	$ 469	$ 469
Restructuring Charges	1,644	5,387	6,497	$ 10,047
Payments / Utilizations	(1,617)	(4,467)	(6,948)	(9,578)
Balance, end of period	45	1,389	18	469
Employee-Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	18	469	469
Restructuring Charges	1,644	5,387	6,497	10,047
Payments / Utilizations	(1,617)	(4,467)	(6,948)	(9,578)
Balance, end of period	$ 45	$ 1,389	$ 18	$ 469